United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/19

Date of Reporting Period: Six months ended 05/31/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2019
Share Class | Ticker	A | STIAX	B | SINBX	C | SINCX
	F | STFSX	Institutional | STISX	R6 | STILX

Federated Strategic Income Fund
Fund Established 1994

A Portfolio of Federated Fixed Income Securities, Inc.
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Strategic Income Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2018 through May 31, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At May 31, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	58.9%
Mortgage-Backed Securities[3]	14.1%
U.S. Treasury Securities	7.4%
Foreign Government Securities	7.3%
Collateralized Mortgage Obligations	2.8%
Commercial Mortgage Backed	0.4%
Asset-Backed Securities[4]	0.0%
Derivative Contracts[5]	(3.4)%
Other Security Types[6]	4.8%
Cash Equivalents[7]	3.0%
Other Assets and Liabilities—Net[8]	4.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stock, preferred stock, purchased options and exchange-traded funds.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2019 (unaudited)
Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—8.0%
		Basic Industry - Chemicals—0.1%
$ 135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	$140,245
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	206,957
		TOTAL	347,202
		Basic Industry - Metals & Mining—0.0%
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	239,770
		Basic Industry - Paper—0.0%
250,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
		Capital Goods - Aerospace & Defense—0.2%
250,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	254,692
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	158,896
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	201,636
185,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	185,325
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	211,144
		TOTAL	1,011,693
		Capital Goods - Building Materials—0.0%
50,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	49,475
90,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	87,502
		TOTAL	136,977
		Capital Goods - Construction Machinery—0.0%
120,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	118,874
		Capital Goods - Diversified Manufacturing—0.1%
300,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	302,529
		Communications - Cable & Satellite—0.1%
190,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	190,777
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	200,172
400,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	423,964
		TOTAL	814,913
		Communications - Media & Entertainment—0.1%
165,000		CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	159,850
175,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	175,298
65,000		Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	71,142
100,000		Fox Corp., Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	116,898
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 300,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 3.000%, 9/15/2022	$304,903
	TOTAL	828,091
	Communications - Telecom Wireless—0.1%
250,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	272,479
140,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	148,972
200,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	219,106
130,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	134,977
	TOTAL	775,534
	Communications - Telecom Wirelines—0.1%
150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	156,527
200,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	211,349
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	186,001
227,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	243,567
	TOTAL	797,444
	Consumer Cyclical - Automotive—0.1%
250,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	226,149
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	120,892
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	207,609
	TOTAL	554,650
	Consumer Cyclical - Retailers—0.0%
175,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	178,178
100,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	102,016
	TOTAL	280,194
	Consumer Cyclical - Services—0.6%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	203,942
250,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	257,203
200,000	Cintas Corp., No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	209,347
150,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	150,181
2,975,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.250%, 5/1/2029	3,040,569
200,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	212,050
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	80,035
	TOTAL	4,153,327
	Consumer Non-Cyclical - Food/Beverage—0.4%
200,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	206,542
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 100,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	$110,331
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	82,453
100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 144A, 5.085%, 5/25/2048	107,135
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	123,587
90,000	Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.417%, 5/25/2025	95,082
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	137,677
250,000	PepsiCo, Inc., 2.750%, 4/30/2025	253,345
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	127,001
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	314,821
1,000,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	1,066,214
	TOTAL	2,624,188
	Consumer Non-Cyclical - Health Care—0.0%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	208,106
	Consumer Non-Cyclical - Pharmaceuticals—0.9%
200,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	212,069
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	205,859
75,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 3.400%, 7/26/2029	77,177
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 4.250%, 10/26/2049	58,302
90,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	93,352
2,500,000	Eli Lilly & Co., Sr. Unsecd. Note, 1.000%, 6/2/2022	2,877,474
2,370,000	Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	2,422,454
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	152,375
	TOTAL	6,099,062
	Consumer Non-Cyclical - Products—0.0%
200,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	196,849
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	141,037
	Consumer Non-Cyclical - Tobacco—0.1%
125,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	130,661
190,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	182,879
100,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	113,693
	TOTAL	427,233
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Electronics—0.3%
$1,970,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	$2,052,063
	Energy - Independent—0.1%
170,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	187,484
200,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	214,166
200,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	204,148
	TOTAL	605,798
	Energy - Integrated—0.0%
145,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	147,440
70,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	73,707
	TOTAL	221,147
	Energy - Midstream—0.3%
1,010,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,018,650
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	318,886
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	237,680
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	210,002
115,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	115,439
	TOTAL	1,900,657
	Energy - Oil Field Services—0.0%
95,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2024	97,874
	Financial Institution - Banking—0.7%
150,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	156,446
195,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	196,321
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 1/11/2023	305,295
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	516,664
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	200,540
65,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	67,523
200,000	Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	200,195
270,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	273,658
270,000	Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	281,857
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	203,222
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	211,989
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	505,527
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	$201,676
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	154,180
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	200,156
250,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	254,877
318,186	[3]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	25,455
200,000		SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	201,521
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	347,011
		TOTAL	4,504,113
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	86,761
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	203,721
		TOTAL	290,482
		Financial Institution - Finance Companies—0.1%
250,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	265,420
200,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	190,485
		TOTAL	455,905
		Financial Institution - Insurance - Health—0.0%
100,000		Halfmoon Parent, Inc., Sec. Fac. Bond, 144A, 4.125%, 11/15/2025	104,541
100,000		Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	102,676
		TOTAL	207,217
		Financial Institution - Insurance - Life—0.1%
200,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	205,284
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	210,348
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	170,524
180,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	168,987
		TOTAL	755,143
		Financial Institution - Insurance - P&C—0.3%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	299,458
1,510,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	1,542,291
45,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	47,308
155,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	165,307
		TOTAL	2,054,364
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—0.0%
$195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	$200,415
	Financial Institution - REIT - Healthcare—0.1%
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	202,603
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	98,040
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	101,268
	TOTAL	401,911
	Financial Institution - REIT - Office—0.1%
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	93,125
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	51,940
175,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	190,209
	TOTAL	335,274
	Financial Institution - REIT - Other—0.1%
335,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	354,328
	Financial Institution - REIT - Retail—0.0%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	194,490
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	84,384
	TOTAL	278,874
	Oil & Gas—1.0%
3,635,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	3,796,192
2,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	2,585,927
	TOTAL	6,382,119
	Technology—0.6%
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	109,713
2,600,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	2,559,563
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	61,505
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	123,676
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	212,013
35,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	35,824
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	346,799
100,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	102,027
300,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	307,669
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	203,770
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	$86,150
	TOTAL	4,148,709
	Technology Services—0.3%
2,000,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,107,910
	Transportation - Services—0.1%
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	206,577
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	140,747
	TOTAL	347,324
	Utilities—0.3%
1,535,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	1,634,495
	Utility - Electric—0.4%
200,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	202,580
400,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2067	400,856
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	206,425
300,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	312,637
40,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	41,956
140,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	150,121
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	111,988
105,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	106,375
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	67,270
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	311,970
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	249,625
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	145,786
	TOTAL	2,307,589
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	197,222
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	122,539
	TOTAL	319,761
	TOTAL CORPORATE BONDS (IDENTIFIED COST $51,084,735)	52,021,145
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Agency Commercial Mortgage-Backed Securities—0.4%
$2,000,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.618%, 11/25/2045	$2,062,731
390,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.720%, 10/25/2048	397,516
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,375,103)	2,460,247
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.9%
		Commercial Mortgage—1.8%
810,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	892,981
500,000	[4]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	558,338
1,500,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	1,639,808
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	705,419
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,634,776
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	2,141,083
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	1,028,624
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	627,246
1,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	1,537,495
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	1,028,175
		TOTAL	11,793,945
		Federal Home Loan Mortgage Corporation REMIC—0.1%
800,000		FHLMC REMIC, Series K070, Class A2, 3.303%, 11/25/2027	839,966
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,428,687)	12,633,911
		COMMON STOCKS—1.9%
		Auto Components—0.1%
25,268	[1]	American Axle & Manufacturing Holdings, Inc.	255,460
22,081		Goodyear Tire & Rubber Co.	296,106
2,200		Lear Corp.	261,866
		TOTAL	813,432
		Chemicals—0.1%
14,855	[1]	Axalta Coating Systems Ltd.	349,241
12,565	[1]	Koppers Holdings, Inc.	334,983
		TOTAL	684,224
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Communications Equipment—0.0%
6,920	[1]	Lumentum Holdings, Inc.	$280,052
		Containers & Packaging—0.3%
33,830		Ardagh Group SA	484,107
7,260	[1]	Crown Holdings, Inc.	402,422
36,118		Graphic Packaging Holding Co.	469,534
22,546		Owens-Illinois, Inc.	360,736
10,088		WestRock Co.	328,869
		TOTAL	2,045,668
		Electronic Equipment Instruments & Components—0.2%
6,690	[1]	Anixter International, Inc.	356,978
4,143		CDW Corp.	407,837
29,220	[1]	TTM Technologies, Inc.	249,247
		TOTAL	1,014,062
		Equity Real Estate Investment Trusts (REITs)—0.1%
11,160		Gaming and Leisure Properties, Inc.	440,708
		Gas Utilities—0.1%
19,636		Suburban Propane Partners LP	449,664
		Health Care Providers & Services—0.0%
11,675	[1]	MEDNAX, Inc.	287,906
		Health Care Technology—0.0%
13,875	[1]	Inovalon Holdings, Inc.	191,336
		Hotels Restaurants & Leisure—0.2%
14,035		Aramark	488,278
19,275		Red Rock Resorts, Inc.	402,462
22,050	[1]	Stars Group, Inc./The	365,148
		TOTAL	1,255,888
		Machinery—0.1%
12,940		Altra Holdings, Inc.	405,928
		Media—0.2%
18,095	[1]	Altice USA, Inc.	425,052
31,645		Emerald Expositions Events, Inc.	370,246
54,760		Entercom Communication Corp.	317,060
177,425	[1]	Urban One, Inc.	319,365
		TOTAL	1,431,723
		Metals & Mining—0.1%
17,350		Teck Resources Ltd.	352,379
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—0.2%
13,265		Enviva Partners LP/Enviva Partners Finance Corp.	$404,582
21,135	[1]	Jagged Peak Energy, Inc.	175,421
11,525	[1]	Parsley Energy, Inc.	205,491
13,915		Sunoco LP	416,893
17,855	[1]	WPX Energy, Inc.	192,120
		TOTAL	1,394,507
		Pharmaceuticals—0.1%
4,167	[1]	Mallinckrodt PLC	36,211
10,840	[1]	Prestige Consumer Healthcare, Inc.	314,685
		TOTAL	350,896
		Specialty Retail—0.0%
35,327	[1]	Party City Holdco, Inc.	279,083
		Technology Hardware Storage & Peripherals—0.1%
6,445	[1]	Dell Technologies, Inc.	383,800
8,890	[1]	NCR Corp.	272,034
		TOTAL	655,834
		Textiles Apparel & Luxury Goods—0.0%
13,795		Hanesbrands, Inc.	204,856
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,401,479)	12,538,146
		PREFERRED STOCK—0.0%
		Financial Institution—Broker/Asset Mgr/Exchange—0.0%
40,000	[1,2,3]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		U.S. TREASURY—7.4%
$20,000,000		United States Treasury Note, 2.250%, 4/30/2021	20,113,498
5,000,000		United States Treasury Note, 2.250%, 4/30/2024	5,074,664
10,000,000		United States Treasury Note, 2.625%, 2/15/2029	10,425,608
12,082,380		U.S. Treasury Inflation-Protected Note, 0.875%, 1/15/2029	12,631,581
		TOTAL U.S. TREASURY (IDENTIFIED COST $47,509,914)	48,245,351
		EXCHANGE-TRADED FUND—1.8%
140,000		iShares iBoxx High Yield Corporate Bond ETF (IDENTIFIED COST $12,077,944)	11,886,000
		PURCHASED CALL OPTIONS—0.1%
11,400,000		Barclays EUR CALL/USD PUT, Notional Amount $11,400,000, Exercise Price $1.14, Expiration Date 7/19/2019	3,591
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts		Value
	PURCHASED CALL OPTIONS—continued
19,800,000	Barclays GBP CALL/USD PUT, Notional Amount $19,800,000, Exercise Price $1.32, Expiration Date 6/27/2019	$4,752
11,500,000	Credit Agricole EUR CALL/USD PUT, Notional Amount $11,500,000, Exercise Price $1.15, Expiration Date 6/3/2019	12
250	Russell 2000 Index, Notional Amount $36,637,250, Exercise Price $1,600, Expiration Date 7/19/2019	68,750
500	United States Treasury Note 10-Year Futures, Notional Amount $63,190,000, Exercise Price $125.75, Expiration Date 6/21/2019	625,000
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,099,761)	702,105
	PURCHASED PUT OPTIONS—0.5%
5,000	iShares iBoxx High Yield Corporate Bond ETF, Notional Amount $42,450,000, Exercise Price $85.00, Expiration Date 7/19/2019	690,000
12,500,000	Morgan Stanley GBP PUT/USD CALL, Notional Amount $12,500,000, Exercise Price $1.25, Expiration Date 8/27/2019	113,550
500	Russell 2000 Index, Notional Amount $73,274,500, Exercise Price $1,500, Expiration Date 6/21/2019	2,390,000
500	United States Treasury Note 10-Year Futures, Notional Amount $63,190,000, Exercise Price $123.50, Expiration Date 6/21/2019	7,812
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,942,430)	3,201,362
	INVESTMENT COMPANIES—76.6%
14,531,117	Emerging Markets Core Fund	140,515,902
10,357,238	Federated Mortgage Core Portfolio	101,500,933
2,976,986	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.46%[5]	2,977,582
41,470,281	High Yield Bond Portfolio	255,871,632
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $509,323,651)	500,866,049
	TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $653,247,104)[6]	644,554,716
	OTHER ASSETS AND LIABILITIES - NET—1.4%[7]	9,005,382
	TOTAL NET ASSETS—100%	$653,560,098
Semi-Annual Shareholder Report

At May 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/10/2019	HSBC Bank USA	13,434,464 CAD	$10,000,000	$(58,707)
8/13/2019	Credit Agricole CIB	8,000,000 AUD	614,160,000 JPY	$(137,481)
Contracts Sold:
8/13/2019	Morgan Stanley Capital Services Inc.	8,000,000 AUD	601,051,040 JPY	15,847
8/26/2019	State Street Bank & Trust Co.	2,600,000 EUR	$3,000,176	75,559
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				(104,782)
At May 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	100	$21,467,188	September 2019	$116,181
[1]United States Treasury Ultra Bond Long Futures	60	10,546,875	September 2019	473,771
[1]United States Treasury Long Bond Short Futures	80	12,297,500	September 2019	(257,680)
[1]United States Treasury Note 10-Year Short Futures	220	27,885,000	September 2019	(315,943)
[1]United States Treasury Notes 10-Year Ultra Short Futures	30	4,096,406	September 2019	(87,991)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				(71,662)
Semi-Annual Shareholder Report

At May 31, 2019, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
1BNP USD CALL/MXN PUT (CALL-Option)	10,000,000	$10,000,000	August 2019	$20.00	$(230,700)
[1]Barclays EUR CALL/USD PUT (CALL-Option)	23,200,000	$23,200,000	June 2019	$1.16	$(255)
[1]Barclays GBP CALL/USD PUT (CALL-Option)	30,375,000	$30,375,000	June 2019	$1.35	$(577)
[1]Morgan Stanley GBP CALL/USD PUT (CALL-Option)	12,900,000	$12,900,000	August 2019	$1.29	$(101,369)
[1]United States Treasury Note 10-Year Futures (CALL-Option)	750	$94,785,000	July 2019	$127.00	$(644,531)
1BNP USD PUT/MXN CALL (PUT-Option)	10,000,000	$10,000,000	August 2019	$19.50	$(110,100)
[1]iShares iBoxx High Yield Corporate Bond ETF (PUT-Option)	5,000	$42,450,000	July 2019	$83.00	$(342,500)
[1]Morgan Stanley GBP CALL/USD PUT (PUT-Option)	12,500,000	$12,500,000	June 2019	$1.25	$(38,600)
[1]Russell 2000 Index (PUT-Option)	750	$109,911,750	June 2019	$1,450.00	$(1,702,500)
(PREMIUMS RECEIVED $2,803,543)					$(3,171,132)
Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	17,154,186	459,196	(3,082,265)
Federated Mortgage Core Portfolio	9,328,550	3,202,692	(2,174,004)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,314,483	178,003,665	(179,341,162)
High Yield Bond Portfolio	45,215,669	972,447	(4,717,835)
TOTAL OF AFFILIATED TRANSACTIONS	76,012,888	182,638,000	(189,315,266)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2019	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Dividend/ Interest Income
14,531,117	$140,515,902	$6,218,771	$1,418,099	$4,388,981
10,357,238	$101,500,933	$3,668,458	$(515,614)	$1,482,832
2,976,986	$2,977,582	$566	$4,052	$155,874
41,470,281	$255,871,632	$4,991,313	$825,522	$8,650,573
69,335,622	$500,866,049	$14,879,108	$1,732,059	$14,678,260
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
Semi-Annual Shareholder Report

1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $653,292,535.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$51,995,690	$25,455	$52,021,145
Commercial Mortgage-Backed Securities	—	2,460,247	—	2,460,247
Collateralized Mortgage Obligations	—	12,633,911	—	12,633,911
U.S. Treasury	—	48,245,351	—	48,245,351
Equity Securities:
Common Stocks
Domestic	10,951,060	—	—	10,951,060
International	1,587,086	—	—	1,587,086
Preferred Stocks
Domestic	—	—	400[1]	400
Exchange-Traded Funds	11,886,000	—	—	11,886,000
Purchased Call Options	693,750	8,355	—	702,105
Purchased Put Options	3,087,812	113,550	—	3,201,362
Investment Companies[2]	2,977,582	—	—	500,866,049
TOTAL SECURITIES	$31,183,290	$115,457,104	$25,855	$644,554,716
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$91,406	$—	$91,406
Futures	589,952	—	—	589,952
Written Option Contracts	—	—	—	—
Liabilities
Foreign Exchange Contracts	$—	$(196,188)	$—	$(196,188)
Futures	(661,614)	—	—	(661,614)
Written Option Contracts	(2,689,531)	(481,601)	—	(3,171,132)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(2,761,193)	$(586,383)	$—	$(3,347,576)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $497,888,467 are measured at fair value using the net asset value (NAV), per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAD	—Canadian Dollar
ETF	—Exchange - Traded Fund
EUR	—Euro Currency
FHLMC	—Federal Home Loan Mortgage Corporation
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.60	$9.08	$8.86	$8.63	$9.16	$9.16
Income From Investment Operations:
Net investment income[1]	0.19	0.37	0.36	0.36	0.35	0.39
Net realized and unrealized gain (loss)	0.30	(0.51)	0.24	0.21	(0.56)	0.00
TOTAL FROM INVESTMENT OPERATIONS	0.49	(0.14)	0.60	0.57	(0.21)	0.39
Less Distributions:
Distributions from net investment income	(0.21)	(0.34)	(0.38)	(0.34)	(0.32)	(0.39)
Net Asset Value, End of Period	$8.88	$8.60	$9.08	$8.86	$8.63	$9.16
Total Return[2]	5.83%	(1.56)%	6.85%	6.81%	(2.39)%	4.33%
Ratios to Average Net Assets:
Net expenses	0.94%[3]	0.93%	0.96%	1.26%	1.27%	1.26%
Net investment income	4.31%[3]	4.18%	3.99%	4.16%	3.91%	4.26%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.12%	0.09%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$301,441	$307,761	$342,586	$392,737	$437,375	$527,657
Portfolio turnover	27%	48%	18%	14%	17%	22%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.58	$9.07	$8.85	$8.62	$9.15	$9.14
Income From Investment Operations:
Net investment income[1]	0.15	0.30	0.29	0.30	0.28	0.32
Net realized and unrealized gain (loss)	0.31	(0.52)	0.24	0.21	(0.56)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.46	(0.22)	0.53	0.51	(0.28)	0.33
Less Distributions:
Distributions from net investment income	(0.18)	(0.27)	(0.31)	(0.28)	(0.25)	(0.32)
Net Asset Value, End of Period	$8.86	$8.58	$9.07	$8.85	$8.62	$9.15
Total Return[2]	5.43%	(2.43)%	6.06%	6.02%	(3.13)%	3.66%
Ratios to Average Net Assets:
Net expenses	1.71%[3]	1.70%	1.73%	2.01%	2.02%	2.01%
Net investment income	3.55%[3]	3.41%	3.23%	3.41%	3.16%	3.51%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.12%	0.09%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,512	$28,507	$46,640	$57,432	$68,623	$88,374
Portfolio turnover	27%	48%	18%	14%	17%	22%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.59	$9.07	$8.85	$8.62	$9.15	$9.15
Income From Investment Operations:
Net investment income[1]	0.16	0.30	0.29	0.30	0.28	0.32
Net realized and unrealized gain (loss)	0.30	(0.50)	0.24	0.21	(0.56)	0.00
TOTAL FROM INVESTMENT OPERATIONS	0.46	(0.20)	0.53	0.51	(0.28)	0.32
Less Distributions:
Distributions from net investment income	(0.18)	(0.28)	(0.31)	(0.28)	(0.25)	(0.32)
Net Asset Value, End of Period	$8.87	$8.59	$9.07	$8.85	$8.62	$9.15
Total Return[2]	5.44%	(2.30)%	6.04%	6.02%	(3.13)%	3.55%
Ratios to Average Net Assets:
Net expenses	1.68%[3]	1.68%	1.70%	2.01%	2.02%	2.01%
Net investment income	3.57%[3]	3.43%	3.25%	3.41%	3.16%	3.51%
Expense waiver/reimbursement[4]	0.13%[3]	0.14%	0.12%	0.09%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,842	$76,758	$132,528	$155,650	$177,330	$220,448
Portfolio turnover	27%	48%	18%	14%	17%	22%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.54	$9.02	$8.81	$8.58	$9.11	$9.11
Income From Investment Operations:
Net investment income[1]	0.19	0.37	0.36	0.36	0.35	0.39
Net realized and unrealized gain (loss)	0.30	(0.51)	0.23	0.21	(0.56)	0.00
TOTAL FROM INVESTMENT OPERATIONS	0.49	(0.14)	0.59	0.57	(0.21)	0.39
Less Distributions:
Distributions from net investment income	(0.21)	(0.34)	(0.38)	(0.34)	(0.32)	(0.39)
Net Asset Value, End of Period	$8.82	$8.54	$9.02	$8.81	$8.58	$9.11
Total Return[2]	5.87%	(1.57)%	6.79%	6.86%	(2.40)%	4.35%
Ratios to Average Net Assets:
Net expenses	0.93%[3]	0.93%	0.96%	1.26%	1.27%	1.26%
Net investment income	4.31%[3]	4.18%	3.99%	4.16%	3.91%	4.24%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.11%	0.09%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,515	$51,431	$60,561	$69,364	$76,954	$89,393
Portfolio turnover	27%	48%	18%	14%	17%	22%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Month Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.55	$9.03	$8.81	$8.58	$9.11	$9.11
Income From Investment Operations:
Net investment income[1]	0.20	0.40	0.38	0.38	0.37	0.41
Net realized and unrealized gain (loss)	0.31	(0.51)	0.25	0.21	(0.56)	0.00
TOTAL FROM INVESTMENT OPERATIONS	0.51	(0.11)	0.63	0.59	(0.19)	0.41
Less Distributions:
Distributions from net investment income	(0.23)	(0.37)	(0.41)	(0.36)	(0.34)	(0.41)
Net Asset Value, End of Period	$8.83	$8.55	$9.03	$8.81	$8.58	$9.11
Total Return[2]	6.03%	(1.25)%	7.23%	7.12%	(2.16)%	4.61%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.62%	0.64%	1.01%	1.02%	1.01%
Net investment income	4.60%[3]	4.49%	4.24%	4.41%	4.16%	4.51%
Expense waiver/reimbursement[4]	0.19%[3]	0.18%	0.17%	0.09%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$205,258	$134,398	$136,141	$93,764	$120,807	$151,517
Portfolio turnover	27%	48%	18%	14%	17%	22%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2019	Year Ended November 30,
		2018	2017[1]
Net Asset Value, Beginning of Period	$8.60	$9.09	$8.96
Income From Investment Operations:
Net investment income[2]	0.20	0.40	0.31
Net realized and unrealized gain (loss)	0.31	(0.52)	0.11
TOTAL FROM INVESTMENT OPERATIONS	0.51	(0.12)	0.42
Less Distributions:
Distributions from net investment income	(0.23)	(0.37)	(0.29)
Net Asset Value, End of Period	$8.88	$8.60	$9.09
Total Return[3]	6.00%	(1.36)%	4.73%
Ratios to Average Net Assets:
Net expenses	0.60%[4]	0.61%	0.61%[4]
Net investment income	4.63%[4]	4.49%	4.03%[4]
Expense waiver/reimbursement[5]	0.12%[4]	0.12%	0.12%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,993	$3,790	$5,251
Portfolio turnover	27%	48%	18%[6]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to November 30, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2019 (unaudited)
Assets:
Investment in securities, at value including $500,866,049 of investment in affiliated holdings (identified cost $653,247,104)		$644,554,716
Cash		12,978,407
Restricted cash (Note 2)		431,695
Income receivable		751,310
Income receivable from affiliated holdings		2,229,740
Receivable for investments sold		4,652,754
Receivable for shares sold		966,485
Unrealized appreciation on foreign exchange contracts		91,406
TOTAL ASSETS		666,656,513
Liabilities:
Payable for investments purchased	$8,721,159
Payable for shares redeemed	419,415
Written options outstanding (premium $2,803,543), at value	3,171,132
Unrealized depreciation on foreign exchange contracts	196,188
Payable to bank denominated in foreign currencies (identified cost $(133,647))	133,203
Payable for daily variation margin on futures contracts	140,460
Payable for investment adviser fee (Note 5)	7,795
Payable for administrative fees (Note 5)	1,426
Payable for distribution services fee (Note 5)	59,035
Payable for other service fees (Notes 2 and 5)	88,224
Accrued expenses (Note 5)	158,378
TOTAL LIABILITIES		13,096,415
Net assets for 73,786,726 shares outstanding		$653,560,098
Net Assets Consist of:
Paid-in capital		$758,363,952
Total distributable earnings (loss)		(104,803,854)
TOTAL NET ASSETS		$653,560,098
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($301,440,738 ÷ 33,943,864 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.88
Offering price per share (100/95.50 of $8.88)	$9.30
Redemption proceeds per share	$8.88
Class B Shares:
Net asset value per share ($24,512,061 ÷ 2,765,569 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$8.86
Offering price per share	$8.86
Redemption proceeds per share (94.50/100 of $8.86)	$8.37
Class C Shares:
Net asset value per share ($66,841,759 ÷ 7,532,925 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.87
Offering price per share	$8.87
Redemption proceeds per share (99.00/100 of $8.87)	$8.78
Class F Shares:
Net asset value per share ($51,514,885 ÷ 5,841,285 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.82
Offering price per share (100/99.00 of $8.83)	$8.91
Redemption proceeds per share (99.00/100 of $8.82)	$8.73
Institutional Shares:
Net asset value per share ($205,257,551 ÷ 23,253,555 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.83
Offering price per share	$8.83
Redemption proceeds per share	$8.83
Class R6 Shares:
Net asset value per share ($3,993,104 ÷ 449,528 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.88
Offering price per share	$8.88
Redemption proceeds per share	$8.88
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2019 (unaudited)
Investment Income:
Dividends (including $14,678,260 received from affiliated holdings* and net of foreign taxes withheld of $2,336)			$14,939,245
Interest			1,120,665
TOTAL INCOME			16,059,910
Expenses:
Investment adviser fee (Note 5)		$1,686,826
Administrative fee (Note 5)		245,223
Custodian fees		18,506
Transfer agent fee (Note 2)		332,604
Directors'/Trustees' fees (Note 5)		4,037
Auditing fees		16,704
Legal fees		5,064
Portfolio accounting fees		94,877
Distribution services fee (Note 5)		368,170
Other service fees (Notes 2 and 5)		562,050
Share registration costs		44,509
Printing and postage		29,718
Miscellaneous (Note 5)		16,566
TOTAL EXPENSES		3,424,854
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(379,505)
Reimbursement of other operating expenses (Notes 2 and 5)	(69,225)
TOTAL WAIVER AND REIMBURSEMENTS		(448,730)
Net expenses			2,976,124
Net investment income			$13,083,786
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $1,732,059 on sales of investments in affiliated holdings*)	$(1,768,976)
Net realized loss on foreign currency transactions	(818,688)
Net realized gain on foreign exchange contracts	685,449
Net realized gain on futures contracts	204,886
Net realized gain on written options	3,561,023
Net realized gain on swap contracts	476,323
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $14,879,108 on investments in affiliated holdings*)	18,878,437
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	992
Net change in unrealized appreciation of foreign exchange contracts	(132,211)
Net change in unrealized appreciation of futures contracts	(99,952)
Net change in unrealized depreciation of written options	179,596
Net change in unrealized appreciation of swap contracts	(6,663)
Net realized and unrealized gain on investments, futures contracts, written options, foreign exchange contracts, swap contracts and foreign currency transactions	21,160,216
Change in net assets resulting from operations	$34,244,002
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2019	Year Ended 11/30/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,083,786	$27,314,486
Net realized gain	2,340,017	28,604,754
Net change in unrealized appreciation/depreciation	18,820,199	(67,104,205)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,244,002	(11,184,965)
Distributions to Shareholders:
Class A Shares	(7,370,651)	(12,480,854)
Class B Shares	(550,059)	(1,165,216)
Class C Shares	(1,510,661)	(3,466,675)
Class F Shares	(1,267,294)	(2,178,686)
Institutional Shares	(4,043,627)	(5,756,902)
Class R6 Shares	(99,126)	(257,206)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,841,418)	(25,305,539)
Share Transactions:
Proceeds from sale of shares	115,669,268	131,609,947
Net asset value of shares issued to shareholders in payment of distributions declared	14,081,789	23,860,584
Cost of shares redeemed	(98,238,179)	(240,040,487)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	31,512,878	(84,569,956)
Change in net assets	50,915,462	(121,060,460)
Net Assets:
Beginning of period	602,644,636	723,705,096
End of period	$653,560,098	$602,644,636
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2019 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Class B Shares are closed to new accounts, new investors and new purchases by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors .
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
Semi-Annual Shareholder Report

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $448,730 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$171,351	$(14,564)
Class B Shares	17,300	(954)
Class C Shares	38,970	(2,623)
Class F Shares	27,077	(446)
Institutional Shares	77,448	(50,638)
Class R6 Shares	458	—
TOTAL	$332,604	$(69,225)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$375,159
Class B Shares	32,826
Class C Shares	89,897
Class F Shares	64,168
TOTAL	$562,050
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the
Semi-Annual Shareholder Report

protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At May 31, 2019, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $10,292,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $33,289,143 and $19,209,464, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase return and to manage currency risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise
Semi-Annual Shareholder Report

upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $222,497 and $129,125, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at
Semi-Annual Shareholder Report

the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of May 31, 2019, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Option Contracts
The Fund buys or sells put and call options to seek to increase income and return, and to manage currency, duration and market risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $912,841 and $1,145,222, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

The average market value of written put and call options held by the Fund throughout the period was $834,150 and $2,171,413, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts			Payable for daily variation margin on futures contracts	$71,662*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$91,406	Unrealized depreciation on foreign exchange contracts	$196,188
Equity contracts	Purchased options, in securities at value	$3,148,750		$—
Foreign exchange contracts	Purchased options, in securities at value	$121,905		$—
Interest rate contracts	Purchased options, in securities at value	$632,812		$—
Equity contracts		$—	Written option contracts outstanding at value	$2,045,000
Foreign exchange contracts		$—	Written option contracts outstanding at value	$481,601
Interest rate contracts		$—	Written option contracts outstanding at value	$644,531
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$3,994,873		$3,438,982
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Foreign Exchange Contracts	Futures Contracts	Purchased Options[1]	Written Options	Total
Interest rate contracts	$—	$—	$204,886	$(91,761)	$(2,593,085)	$(2,479,960)
Equity contracts	—	—	—	(1,611,138)	4,173,873	2,562,735
Foreign exchange contracts	—	685,449	—	(846,334)	1,980,235	1,819,350
Credit contracts	476,323	—	—	—	—	476,323
TOTAL	$476,323	$685,449	$204,886	$(2,549,233)	$3,561,023	$2,378,448
1	The net realized gain (loss) on Purchased Options is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Foreign Exchange Contracts	Futures Contracts	Purchased Options[2]	Written Options	Total
Interest rate contracts	$—	$–	$(99,952)	$168,855	$—	$68,903
Equity contracts	—	—	—	1,355,251	(515,906)	839,345
Foreign exchange contracts	—	(132,211)	—	(489,242)	774188	152,735
Credit contracts	(6,663)	—	—	—	—	(6,663)
Written option contracts	—	—	—	—	(78,686)	(78,686)
TOTAL	$(6,663)	$(132,211)	$(99,952)	$1,034,864	$179,596	$975,634
2	The net change in unrealized appreciation of Purchased Options is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. Capital Stock
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,054,375	$18,067,777	6,858,003	$60,590,801
Shares issued to shareholders in payment of distributions declared	789,358	6,821,477	1,301,787	11,518,022
Shares redeemed	(4,693,382)	(40,809,756)	(10,088,496)	(89,189,251)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,849,649)	$(15,920,502)	(1,928,706)	$(17,080,428)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	27,112	$234,428	18,961	$168,314
Shares issued to shareholders in payment of distributions declared	60,621	521,260	124,938	1,106,778
Shares redeemed	(643,958)	(5,618,982)	(1,964,955)	(17,367,816)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(556,225)	$(4,863,294)	(1,821,056)	$(16,092,724)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	481,117	$4,188,876	832,584	$7,386,696
Shares issued to shareholders in payment of distributions declared	167,804	1,444,802	372,926	3,305,767
Shares redeemed	(2,050,869)	(17,928,819)	(6,875,536)	(60,647,466)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,401,948)	$(12,295,141)	(5,670,026)	$(49,955,003)

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	151,695	$1,317,642	172,095	$1,517,469
Shares issued to shareholders in payment of distributions declared	143,759	1,233,775	241,209	2,120,455
Shares redeemed	(476,396)	(4,137,352)	(1,102,476)	(9,698,903)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(180,942)	$(1,585,935)	(689,172)	$(6,060,979)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,434,885	$91,361,973	6,395,948	$56,071,536
Shares issued to shareholders in payment of distributions declared	459,627	3,961,352	631,818	5,552,360
Shares redeemed	(3,364,909)	(29,225,984)	(6,379,346)	(55,914,770)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,529,603	$66,097,341	648,420	$5,709,126

	Six Months Ended 5/31/2019		Year Ended 11/30/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	56,770	$498,572	663,406	$5,875,131
Shares issued to shareholders in payment of distributions declared	11,450	99,123	29,066	257,202
Shares redeemed	(59,394)	(517,286)	(829,604)	(7,222,281)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	8,826	$80,409	(137,132)	$(1,089,948)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,549,665	$31,512,878	(9,597,672)	$(84,569,956)
4. FEDERAL TAX INFORMATION
At May 31, 2019, the cost of investments for federal tax purposes was $653,292,535. The net unrealized depreciation of investments for federal tax purposes was $9,281,852. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,538,038 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,819,890. The amounts presented are inclusive of derivative contracts.
At November 30, 2018, the Fund had a capital loss carryforward of $89,539,606 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$9,490,930	$80,048,676	$89,539,606
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the Adviser voluntarily waived $375,327 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2019, the Adviser reimbursed $4,178. For the six months ended May 31, 2019, the Adviser voluntarily reimbursed $69,225 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2019, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$98,479
Class C Shares	269,691
TOTAL	$368,170
For the six months ended May 31, 2019, the Fund's Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2019, FSC retained $114,743 fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2019, FSC retained $11,391 in sales charges from the sale of Class A Shares. FSC also retained $54, $10,086, $1,982 and $3,373 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended May 31, 2019, FSSC received $38,112 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.71%, 1.69%, 0.93%, 0.61% and 0.60% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2019, were as follows:
Purchases	$118,706,174
Sales	$143,979,187
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2019, the Fund had no outstanding loans. During the six months ended May 31, 2019, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2019, there were no outstanding loans. During the six months ended May 31, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 to May 31, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2018	Ending Account Value 5/31/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,058.30	$4.82
Class B Shares	$1,000	$1,054.30	$8.76
Class C Shares	$1,000	$1,054.40	$8.60
Class F Shares	$1,000	$1,058.70	$4.77
Institutional Shares	$1,000	$1,060.30	$3.18
Class R6 Shares	$1,000	$1,060.00	$3.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.20	$4.73
Class B Shares	$1,000	$1,016.40	$8.60
Class C Shares	$1,000	$1,016.60	$8.45
Class F Shares	$1,000	$1,020.30	$4.68
Institutional Shares	$1,000	$1,021.80	$3.13
Class R6 Shares	$1,000	$1,021.90	$3.02
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.94%
Class B Shares	1.71%
Class C Shares	1.68%
Class F Shares	0.93%
Institutional Shares	0.62%
Class R6 Shares	0.60%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Strategic Income Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report

adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
Semi-Annual Shareholder Report

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or
Semi-Annual Shareholder Report

elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated Funds in response to the CCO's recommendations in the prior year's CCO Fee Evaluation Report.
In 2016, the Board approved a reduction of 30 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be
Semi-Annual Shareholder Report

viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P601
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-01 (7/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2019